Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Research and development expenses	€ (35,789,166)	€ (19,508,101)	€ (5,684,562)
General and administrative expenses	(18,349,460)	(5,498,491)	(2,325,719)
Total operating expenses	(54,138,626)	(25,006,592)	(8,010,281)
Finance income / (expenses)	11,477,964	(1,062,363)	(16,881)
Loss before income tax	(42,660,662)	(26,068,955)	(8,027,162)
Income tax benefit / (expenses)	(70,117)	83,251
Loss for the year	(42,730,779)	(25,985,704)	(8,027,162)
Other comprehensive income/(loss)
Exchange gain / (loss) arising on translation of foreign operations	30,293	(4,365)
Total comprehensive loss attributable to:
Equity holders of the Company	€ (42,700,486)	€ (25,990,069)	€ (8,027,162)
Basic and diluted loss per share	€ (1.40)	€ (5.36)	€ (1.66)